Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 28,683		₨ 23,232
Accrued expenses	70,351		53,280
Trade payables and accrued expenses	₨ 99,034	$ 1,305	₨ 76,512